PAGE 1
            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                         FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X

     Post-Effective Amendment No.   1   (File No. 333-00041)

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                          X

     Amendment No.   2   (File No. 811-07475)

              ACL VARIABLE ANNUITY ACCOUNT 1
___________________________________________________________________
                (Exact Name of Registrant)

         American Centurion Life Assurance Company
___________________________________________________________________
                    (Name of Depositor)

  20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678

  Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check approprate box)

_____immediately upon filing pursuant to paragraph (b) of Rule 485
 X   on November 18, 1996 pursuant to paragraph (b) of Rule 485
_____60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
_____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section
24-f of the Investment Company Act of 1940.

PAGE 2
                   CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus and Statement of Additional Information are so indicated.

          PART A                                 PART B

                                                        Section in
                  Section                               Statement of
  Item No.        in Prospectus            Item No.     Additional Information
    1               Cover page               15           Cover page

    2               Key terms                16           Table of contents

    3(a)            Expense summary          17(a)        NA
     (b)            The Annuity in brief       (b)        NA
                                               (c)        About American Centurion Life*
    4(a)            Condensed financial
                    information              18(a)        NA
     (b)            Performance information    (b)        NA
     (c)            Financial statements       (c)        Independent auditors
                                               (d)        NA
    5(a)            Cover page; About          (e)        NA
                    American Centurion Life    (f)        NA
     (b)            The variable account
     (c)            The funds                19(a)        Distribution of the contracts*
     (d)            Cover page; The funds                 About American Centurion Life*
     (e)            Voting rights              (b)        NA
     (f)            NA
     (g)            NA                       20(a)        Principal underwriter
                                               (b)        Principal underwriter
    6(a)            Charges                    (c)        NA
     (b)            Charges                    (d)        NA
     (c)            Charges
     (d)            NA                       21(a)        Performance information
     (e)            The funds                  (b)        Performance information
     (f)            NA
                                             22           Calculating Annuity Payouts
    7(a)            Buying your annuity;
                    Benefits in case of      23(a)        Financial Statements
                    death;                     (b)        Financial Statements
                    The annuity payout
                    period
     (b)            The variable account;
                    Making the most of your
                    annuity
     (c)            The funds; Charges
     (d)            Cover page

    8(a)            The annuity payout period
     (b)            Buying the annuity
     (c)            The annuity payout period
     (d)            The annuity payout period
     (e)            The annuity payout period
     (f)            The annuity payout period

    9(a)            Benefits in case of death
     (b)            Benefits in case of death

   10(a)            Buying your annuity;
                    Valuing your investment
     (b)            Valuing your investment
     (c)            Buying your annuity; Valuing
                    your investment
     (d)            About American Centurion Life

PAGE 3
   11(a)            Surrendering your contract
     (b)            NA
     (c)            Surrendering your contract
     (d)            Buying your annuity
     (e)            The annuity in brief

   12(a)            Taxes
     (b)            Key terms
     (c)            NA

   13               NA

   14               Table of contents of the
                    Statement of Additional Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

PAGE 4
Privileged Assets (registered trademark symbol) Select Annuity

Prospectus/November 18, 1996

The Privileged Assets (registered trademark symbol) Select Annuity is a flexible premium group deferred fixed/variable annuity.

The annuity is available for non-qualified and certain qualified retirement plans.

ACL Variable Annuity Account 1

Sold by:        American Centurion Life Assurance Company
                (American Centurion Life).
Service Office: 20 Madison Avenue Ext. Albany, NY 12203
Telephone:      (518) 452-4150

THIS PROSPECTUS CONTAINS THE INFORMATION ABOUT THE VARIABLE
ACCOUNTS THAT YOU SHOULD KNOW BEFORE INVESTING. Refer to "The variable accounts" in this prospectus.

THE PROSPECTUS IS ACCOMPANIED OR PRECEDED BY THE FOLLOWING
PROSPECTUSES: IDS LIFE INVESTMENT SERIES, INC., IDS LIFE MANAGED FUND, INC., IDS LIFE SPECIAL INCOME FUND, INC. AND IDS LIFE MONEYSHARE FUND, INC., INVESCO VARIABLE INVESTMENT FUNDS, INC., JANUS ASPEN SERIES, TCI PORTFOLIOS INC. AND WARBURG PINCUS TRUST. PLEASE KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN CENTURION LIFE IS NOT A FINANCIAL INSTITUTION, AND THE SECURITIES IT OFFERS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY FINANCIAL INSTITUTION NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

A Statement of Additional Information (SAI) dated November 18, 1996 (incorporated by reference into this prospectus) has been filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Participation in the annuity contract will be accounted for separately by the issuance of an annuity certificate showing your interest in the contract.

PAGE 5
Purchase payments may be allocated among different accounts, providing variable and/or fixed returns. Through the subaccounts of the variable account, you can invest in mutual funds that are managed to meet a variety of investment objectives. The certificate value will vary according to the investment performance of the funds you select. You bear the entire investment risk under the annuity.

The annuity offers tax-deferred asset accumulation. This may be particularly attractive to investors in high federal and state tax brackets who have made maximum contributions to employer-sponsored retirement programs and IRAs.

The annuity has no front-end sales charge, nor does it have a redemption or surrender charge.

The Privileged Assets Select Annuity is designed to allow you to build up funds for retirement. When you need to access your money, such as at retirement, you may do so in several ways including the following: you may take a monthly fixed annuity payout for the lifetime of the annuitant(s) you have designated, or you may take a lump-sum or a fixed amount per month on the principal and/or earnings on the annuity.

PAGE 6
                         Contents

Key terms.....................................................
The Privileged Assets (registered trademark symbol) Select
Annuity in brief..............................................
Expense summary...............................................
Financial statements..........................................
Performance information.......................................
The variable account..........................................
The funds.....................................................
     IDS Life Aggressive Growth Fund..........................
     IDS Life International Equity Fund.......................
     IDS Life Capital Resource Fund...........................
     IDS Life Managed Fund....................................
     IDS Life Special Income Fund.............................
     IDS Life Moneyshare Fund.................................
     INVESCO VIF-Industrial Income Portfolio..................
     Janus Aspen Series Worldwide Growth Portfolio............
     Janus Aspen Series Growth Portfolio......................
     TCI Growth...............................................
     TCI Value................................................
     Warburg Pincus Trust-Post-Venture Capital Portfolio......
The fixed account.............................................
Buying your annuity...........................................
     Setting the annuity start date...........................
     Beneficiary..............................................
     Minimum purchase payments................................
     Three ways to make purchase payments.....................
Charges.......................................................
     Administrative charge....................................
     Mortality and expense risk fee...........................
     Other information on charges.............................
Valuing your investment.......................................
     Number of units..........................................
     Accumulation unit value..................................
     Net investment factor....................................
     Factors that affect variable subaccount
        accumulation units....................................
Making the most of your annuity...............................
     Automated dollar-cost averaging..........................
     Transferring money between accounts......................
     Transfer policies........................................
     Two ways to request a transfer or a surrender............
Surrendering your annuity.....................................
     Surrender policies.......................................
     Receiving payment when you request a surrender...........
Changing ownership............................................
Benefits in case of death.....................................
The annuity payout period.....................................
     Annuity payout plans.....................................
     Death after annuity payouts begin........................
Taxes.........................................................
Voting rights.................................................
Substitution of investments...................................
Distribution of the annuities.................................
About American Centurion Life.................................

PAGE 7
Regular and special reports...................................
Table of contents of the Statement of Additional
   Information................................................

PAGE 8
Key terms

These terms can help you understand details about your annuity.

American Centurion Life - In this prospectus, "we," "us," "our" and "American Centurion Life" refer to American Centurion Life
Assurance Company.

Annuity - A contract or the related certificate you receive that shows your coverage under the contract, purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the payouts are based.

Annuity payout - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount is paid on a fixed basis.

Annuity start date - The date when annuity payouts are scheduled to begin. This date is established when you start your annuity. As your financial goals change, you may change the annuity start date.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Certificate value - The total purchase payments, plus investment return, less any administrative charges and prior withdrawals.

Certificate year - A period of 12 months, starting on the effective date of the certificate and on each anniversary of the effective date.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Centurion Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocation, transfers, payout options, etc.).

Purchase payments - Payments made to American Centurion Life for an annuity.
PAGE 9
Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including rollovers from qualified plans
o  Simplified Employee Pension (SEP) Plans

All other annuities we currently issue are considered nonqualified annuities.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the certificate value. No surrender charge will apply.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - An account consisting of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Privileged Assets (registered trademark symbol) Select Annuity in brief

Purpose: The Privileged Assets (registered trademark symbol) Select Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the annuity start date), the annuity provides lifetime or other forms of annuity payouts to you or to anyone you designate.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. Therefore, the certificate value at the annuity start date may be more or less than the total of purchase payments allocated to the variable subaccounts. (p.)

o a fixed account, which earns interest at rates that are declared periodically by American Centurion Life. The guaranteed minimum interest rate is 3%. (p.)

Buying the annuity: You can purchase an annuity by submitting a complete application. Applications are subject to acceptance at our service office. You may buy a nonqualified annuity or a qualified annuity. Payment may be made either in a lump sum with the option of additional payments in the future or installments:

PAGE 10
o Minimum purchase payment - $2,000 ($1,000 for qualified certificates) unless you pay in installments by means of a bank authorization or under a group billing arrangement at a rate of $100/month or more or other payment plan acceptable to us.
o    Minimum additional payment - $100.
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o    Maximum payment for each subsequent year - $50,000.  (p.)

Thirty-day free look: You may return your annuity for a full refund within 30 days after you receive it. The portion of your first purchase payment allocated to the variable account must be invested initially in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 35 days after the annuity issue date.)

If you choose not to keep your annuity, return it to us within the free look period. The annuity will be canceled and we will refund promptly the greater of (1) your purchase payment without investment earnings, or (2) your certificate value plus any amount deducted from your payment prior to allocation to the variable account or the fixed account.

Transfers: Subject to certain restrictions you may re-allocate your money among accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s) and you may request a transfer by telephone. (p.)

Surrenders: You may surrender all or part of your certificate value at any time before the annuity start date. You also may establish systematic surrenders. There is no surrender charge. Earnings on amounts you surrender may be taxable (and include a 10% penalty if surrenders are made prior to your reaching age 59 1/2); and have other tax consequences; also, certain restrictions apply. (p.)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences.
Certain restrictions apply concerning change of ownership of a qualified annuity. (p.)

Payment in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary the greater of the certificate value or total purchase payments made less partial surrenders. (p.)

Annuity payouts: The certificate value of your investment can be applied to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p.)

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain PAGE 11 circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p.)

Charges: Your Privileged Assets Select Annuity is subject to a $30 annual administrative charge and a 1% mortality and expense risk charge against the variable subaccounts. (p.)

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the annuity.

You pay no sales charge when you purchase the annuity nor do you pay a surrender charge if you surrender your annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Charges."

Direct charge. This charge is deducted directly from the certificate value.

Annual administrative charge: $30. If the total purchase payments (less partial surrenders) is at least $10,000, we will waive the charge.

Indirect charges. The variable account pays these expenses out of its assets. They are reflected in the variable subaccounts' daily accumulation unit value and are not charged directly to your account. They include:

Mortality and expense risk fee: 1% per year, deducted from the variable subaccounts as a percentage of the average daily net assets of the underlying fund.

Operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows:*

                    IDS Life      IDS Life         IDS Life                IDS Life
                    Aggressive    International    Capital     IDS Life    Special     IDS Life
                    Growth        Equity           Resource    Managed     Income      Moneyshare
Management fees       .64%          .86%             .63%        .62%        .63%        .54%

Other expenses        .04           .09              .04         .03         .04         .05

Total**               .68%          .95%             .67%        .65%        .67%        .59%

                    INVESCO VIF    Janus Aspen                                             Warburg Pincus
                    Industrial     Series Worldwide    Janus Aspen      TCI       TCI      Trust-Post-Venture
                    Income         Growth              Series Growth    Growth    Value    Capital

Management fees       .75%           .68%                .65%            1.00%     1.00%       .64%

Other expenses        .28            .22                 .13              --        --         .76

Total                1.03%***        .90%***             .78%***         1.00%++  1.00%++     1.40%+

* Premium taxes imposed by some state and local governments are not reflected in this table.
American Centurion Life has entered into certain agreements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

PAGE 12
** Annualized operating expenses of the underlying mutual funds at Dec. 31, 1995.
*** The figures given above are based on gross expenses before expense offset arrangements, if any, during 1995, for these five funds.  As of the date of this prospectus, certain fees are being waived or expenses are being assumed by the respective investment managers or service providers for certain of the underlying mutual funds, in each case on a voluntary basis.  Without such waivers or reimbursements, the "Management fees," "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: 1.56%, .28 and 2.13%, respectively, for the INVESCO VIF - Industrial Income Portfolio; .87%, .22 and 1.09%,
respectively, for Janus Aspen Series Worldwide Growth and .85%, .13 and .98%, respectively, for Janus Aspen Series Growth.  See the
Portfolios' prospectuses for a discussion of fee waiver and expense reimbursements.
+ This is a new portfolio, operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.  Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees for the
Portfolio would equal 1.25%.  Other Expenses would equal .81%, and Total Portfolio Operating Expenses would equal 2.06%.  The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses to 1.40% through December 31, 1996.
++Operating expenses of the underlying funds at Dec. 31, 1995.

Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender, no surrender or selection of an annuity payout plan at the end of each time period:

            IDS Life      IDS Life         IDS Life                IDS Life
            Aggressive    International    Capital     IDS Life    Special     IDS Life
            Growth        Equity           Resource    Managed     Income      Moneyshare
 1 year     $ 20.15       $ 22.92          $ 20.05     $ 19.84     $ 20.05     $ 19.23

 3 years      62.28         70.64            61.97       61.35       61.97       59.48

 5 years     106.95        120.97           106.43      105.39      106.43      102.25

10 years     230.85        259.24           229.79      227.65      229.79      221.22

            INVESCO VIF    Janus Aspen                                             Warburg Pincus
            Industrial     Series Worldwide    Janus Aspen      TCI       TCI      Trust-Post-Venture
            Income         Growth              Series Growth    Growth    Value    Capital

 1 year     $ 23.74        $ 22.41             $ 21.18          $ 23.43   $ 23.43     $ 27.53

 3 years      73.10          69.09               65.38            72.18     72.18       84.46

 5 years     125.09         118.39              112.16           123.55    123.55      143.98

10 years     267.50         254.04              241.45           264.41    264.41      304.89

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual administrative charge is approximated as a .286% charge based on our estimated average annuity size.

Financial statements

The SAI dated November 18, 1996, contains:

The audited statutory financial statements of American Centurion
Life including:

   - balance sheets as of Dec. 31, 1995 and Dec. 31, 1994
   - related statements of operations, changes in capital and surplus and cash flows for the years ended Dec. 31, 1995 and
     1994

and the unaudited statutory financial statements for American
Centurion Life including:

   - balance sheet as of Sept. 30, 1996 and
   - related statements of operations, changes in capital and surplus and cash flows for the 9 months ended Sept. 30, 1996.

Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old). This figure reflects deduction of all applicable charges, including the administrative charge, and mortality and expense risk fee.

Aggregate total return: Represents the cumulative change in the value of an investment for a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the administrative charge and mortality and expense risk fee. Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Centurion Life at telephone number on cover page. PAGE 14
The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:
                                                    Subaccount

IDS Life Aggressive Growth Fund                        DAG
IDS Life International Equity Fund                     DIE
IDS Life Capital Resource Fund                         DCR
IDS Life Managed Fund                                  DMG
IDS Life Special Income Fund                           DSI
IDS Life Moneyshare Fund                               DMS
INVESCO VIF - Industrial Income Portfolio              DII
Janus Aspen Series Worldwide Growth Portfolio          DWG
Janus Aspen Series Growth Portfolio                    DSG
TCI Growth                                             DGR
TCI Value                                              DVL
Warburg Pincus Trust-Post-Venture Capital Portfolio    DVC

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that account alone. No subaccount will be charged with liabilities of any other variable account or of our general business. The obligations arising under the annuities are general obligations of American Centurion Life.

The variable account was established under New York law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

PAGE 15
IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

INVESCO VIF - Industrial Income Portfolio
Objective: to seek the best possible current income while following sound investment practices with capital growth potential as a secondary consideration. Invests primarily in income-producing common stocks, as well as other income-producing securities such as corporate bonds.

Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

Janus Aspen Series Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

TCI Growth
Objective: capital growth. Invests primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

TCI Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

Warburg Pincus Trust-Post-Venture Capital Portfolio
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although American Centurion Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify

PAGE 16
any material conflicts between such certificate owners and policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuity and qualified separate accounts, the variable annuity certificate holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the annuity, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the annuity continues to qualify as an annuity for federal income tax purposes. To the extent permitted under applicable law, we reserve the right to modify the contract as necessary to comply with any new tax laws.

IDS Life is the investment manager and American Express Financial Corporation is the investment advisor for each of the IDS Life Funds. INVESCO Funds Group, Inc. is the investment advisor and INVESCO Trust Company is the sub-adviser for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. Investors Research Corporation serves as the investment manager of TCI Portfolios, Inc. Warburg, Pincus Counsellors, Inc. is the investment adviser of Warburg Pincus Trust-Post-Venture Capital Portfolio. The investment managers for the funds cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. They are available by contacting American Centurion Life at the address or telephone number on the front of this prospectus.

The fixed account

Purchase payments can also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Centurion
Life, the company's main portfolio of investments. Interest is PAGE 17 credited daily and compounded annually. We guarantee a minimum interest rate of 3%. We may declare interest rates above the guaranteed rate from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying the annuity

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As an owner, you have all rights and may receive all benefits under the annuity. The annuity can be owned in joint tenancy only in spousal situations (but not IRAs or SEPs).

When you apply, you can select:
o    the account(s) in which you want to invest;
o    how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the annuity start date); and
o    a beneficiary.

If your application is complete, we will process it and apply your purchase payment to your account(s) within two days after we receive it. If your application is accepted, we will send you an annuity. If we cannot accept your application within five days, we will decline it and return your payment. We will credit additional purchase payments you make to an existing annuity to your account(s) at the next close of business.

Setting the annuity start date

Annuity payouts will be scheduled to begin on the annuity start date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 60th day after the annuity's effective date; and
o    no later than the annuitant's 85th birthday.

For qualified annuities, to avoid IRS penalty taxes, the annuity start date generally must be:

PAGE 18
o    on or after the annuitant reaches age 59 1/2; and
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as, but not later than, the annuitant's 85th birthday.

Beneficiary

If death benefits become payable before the annuity start date, your named beneficiary will receive all or part of the certificate value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payments

If single payment:
Nonqualified:      $2,000
Qualified:         $1,000

If installment payments:

$100 monthly; $50.00 biweekly

Installments must total at least $1,000 in the first year.*

*If you make no purchase payments for the most recent 36 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

Minimum additional purchase payment(s):  $100

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the annuity.

Up to age 75           $1 million
76 to 85               $500,000

Maximum payment for each subsequent year:       $50,000**

**These limits apply in total to all American Centurion Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

Three ways to make purchase payments

1    By letter

Send your check along with your name and account number to:

PAGE 19
Regular mail:

American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

2    By scheduled payment plan

Through:

o    a bank authorization.

3    Other

o    wire transfer; or
o    other method acceptable to us.

Charges

Administrative charge
This charge is for establishing and maintaining your records. On each annuity anniversary we will deduct $30 from the certificate value. The deduction will be allocated among the subaccounts on a pro-rata basis.

This charge will be waived for any certificate year where the total purchase payments (less partial surrenders) on the current annuity anniversary is $10,000 or more, or if, during the certificate year, a death benefit is payable or the annuity is surrendered in full. This charge does not apply after annuity payouts begin.

We do not expect to profit from the administrative charge. We reserve the right to impose the charge on all annuities, including those with purchase payments equal to or greater than $10,000.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the accounts. Annually it totals 1% of their average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long the entire group of American Centurion Life annuitants live. If, as a group, American Centurion Life annuitants outlive the life expectancy we have PAGE 20 assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Centurion Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge may not cover our expenses. Any deficit would have to be made up from our general assets. We could profit from the expense risk fee if the annual administrative charge is more than sufficient to meet expenses.

We do hope to profit from the mortality and expense risk fee. We may use any profits realized from this fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Other information on charges
There is no surrender charge if you take a total or a partial surrender from your annuity.

In some cases lower sales and administrative expenses may be incurred. In such cases, we may be able to reduce or eliminate the administrative charge. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments plus interest earned, less any amounts surrendered or transferred.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your annuity for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount or are assessed an administrative charge, a certain number of accumulation units are subtracted from your annuity.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

PAGE 21
Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o    dividing that sum by the previous net asset value per share;
     and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease.
You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccounts;
o    transfers into or out of the variable subaccount(s);
o    partial surrenders; and/or
o    administrative charges.

Accumulation unit values may fluctuate due to:

o    changes in underlying mutual fund(s) net asset value;
o    dividends distributed to the variable subaccount(s);
o    capital gains or losses of underlying mutual funds;
o    mutual fund operating expenses; and/or
o    mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. Contact our service office for more information.

PAGE 22

                             How dollar-cost averaging works

                               Month       Amount       Accumulation   Number of units
                                          invested       unit value      purchased
By investing an                Jan         $100             $20            5.00
equal number of
dollars each month....         Feb          100              16            6.25

                               March        100               9           11.11

you automatically              April        100               5           20.00
buy more units
when the per unit              May          100               7           14.29
market price is low....
                               June         100              10           10.00

                               July         100              15            6.67

and fewer units                Aug          100              20            5.00
when the per unit
market price is                Sept         100              17            5.88
high.
                               Oct          100              12            8.33

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. However, if you can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet your long term goals.

Transferring money between accounts
You may transfer money from any one subaccount or the fixed account to another at any time before annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. Before making a transfer, you should consider the risks involved in switching investments. We may suspend or modify transfer privileges at any time.

Transfer policies

o You may transfer certificate values at any time between the variable subaccounts, from the variable subaccount(s) to the fixed account or from the fixed account to the variable subaccount(s).

o The amount being transferred to any one account must be at least $100.

o If you make more than 12 transfers in a certificate year, we will charge $25 for each transfer in excess of 12.

o Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all annuity owners participating in the mutual fund regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than twelve per certificate year.

PAGE 23
Two ways to request a transfer or a surrender

1    By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
American Centurion Life Assurance Company
Box 5144
Albany, NY 12205

Express mail:
American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Minimum amount
Mail transfers:        $100 or entire account balance
Mail surrenders:       $100 or entire account balance

Maximum amount
Mail transfers:        None (up to certificate value)
Mail surrenders:       None (up to certificate value)

2    By automated transfers and automated partial surrenders

o You can set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to American Centurion Life. You must allow 30 days for American Centurion Life to change any instructions that are currently in place.

o Automated transfers and automated partial surrenders are subject to all of the annuity provisions and terms, including transfer of certificate values between accounts. Automated surrenders may be restricted by applicable law under some annuities.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:  $100

Maximum amount
Automated transfers or surrenders:  None

Surrendering your annuity

As owner, you may surrender all or part of your annuity at any time before annuity payouts begin by sending a written request to American Centurion Life. For total surrenders we will compute the certificate value at the close of business after we receive your PAGE 24 request. We may ask you to return the annuity. You may have to pay IRS taxes and penalties. (See "Taxes.") No surrenders may be made after annuity payouts begin.

Surrender policies
If you have a balance in more than one account and request a partial surrender, we will surrender money from all your accounts in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o  Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:
    -the surrender amount includes a purchase payment check that has not cleared;
    -the NYSE is closed, except for normal holiday and weekend closings;
    -trading on the NYSE is restricted, according to SEC rules; -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts;
     or
    -the SEC permits us to delay payment for the protection of security holders.

Changing ownership

You may change ownership of your non-qualified annuity at any time by filing a change of ownership with us at our service office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your annuity as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Centurion Life.

However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of an annuity may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary the greater of:
PAGE 25
o the annuity value; or

o purchase payments, minus any partial surrenders.

If your spouse is sole beneficiary under a non-qualified annuity and you die before the annuity start date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the annuity in force.

Under a qualified annuity if the annuitant dies before reaching age 70 1/2 and before the annuity start date, and the spouse is the only beneficiary, the spouse may keep the annuity in force as owner or until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payouts: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this annuity if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o    payouts begin no later than one year after death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the certificate's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the certificate value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:
o    the annuity payout plan you select;
o    the annuitant's age and, in most cases, sex; and
o    the annuity table in the annuity.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are to be used to purchase the payout plan:

PAGE 26
o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made.
This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the annuity start date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund:
Monthly payouts are made to the annuitant and a joint annuitant while both are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o    over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

PAGE 27
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to you in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your certificate value is taxable to you only when you receive a payout or surrender. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company to the same owner during a calendar year are to be taxed as a single, unified annuity when distributions are taken from any one of such annuities.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you invested in your annuity with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the annuity and will be taxed when paid to you.

Surrenders: If you surrender part or all of your annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your annuity immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred earnings within the annuity is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

PAGE 28
Annuities owned by corporations, partnerships or trusts: Any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the increase in value will be tax-deferred.

Penalties: If you receive amounts from your annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the certificate value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or total surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification
Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable

PAGE 29
event, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the certificate value of at the time of the transfer.

Collateral assignment of a nonqualified certificate: If you collaterally assign or pledge your annuity, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change.
For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax adviser if you have any questions about taxation of your annuity.

Tax Qualification
This annuity is intended to qualify for federal income tax purposes as an annuity. To the extent permitted by applicable law, we will administer the provisions to be consistent with such qualification. We reserve the right to amend the annuity to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the annuity to any applicable changes in the tax qualification requirements. We will obtain any necessary regulatory approvals and send you a copy of any such amendments.

Voting rights

As an owner with investments in the variable account(s), you may vote on important mutual fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Centurion Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, PAGE 30 investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if American Centurion Life believes it would be in the best interest of persons having voting rights under the annuity. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, American Centurion Life, without the consent or approval of the owners, may amend the annuity and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Centurion Life will notify owners of any substitution or change.

Distribution of the Annuities

The annuities will be distributed by American Express Service
Corporation, the principal underwriter for the variable account.

About American Centurion Life

The Privileged Assets Select Annuity is issued by American Centurion Life. American Centurion Life is a wholly owned subsidiary of IDS Life Insurance Company, which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, investment services and international banking services.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Its service office is located at 20 Madison Avenue Ext. Albany, NY 12203. American Centurion Life is licensed in the state of New York where it conducts a conventional life insurance business.

American Express Service Corporation is the principal underwriter for the variable account. Its service office is located at 80 South 8th Street, Minneapolis, MN 55440-0010. American Express Service Corporation is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Service Corporation is a wholly owned subsidiary of American Express Travel Related Services Company which is a wholly owned subsidiary of American Express Company.

The American Express Financial Corporation family of companies also offers mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

PAGE 31
Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Centurion Life provides:

Quarterly statements showing the value of your investment.
Annual reports containing required information on the certificate and its underlying investments.

Table of contents of the Statement of Additional Information

Performance information............................
Calculating annuity payouts........................
Rating Agencies....................................
Principal underwriter..............................
Independent auditors...............................
Retirement planning................................
Prospectus.........................................
Financial statements -
      American Centurion Life Assurance Company....

___________________________________________________________________
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ Privileged Assets Select Annuity

_____ IDS Life Retirement Annuity Mutual Funds

_____ INVESCO Variable Investment Funds, Inc.

_____ Janus Variable Investment Funds

_____ TCI Portfolios, Inc.

_____ Warburg Pincus Trust-Post-Venture Capital Portfolio

Please return this request to:

American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

            STATEMENT OF ADDITIONAL INFORMATION

                            for

PRIVILEGED ASSETS (registered trademark symbol) SELECT ANNUITY

              ACL VARIABLE ANNUITY ACCOUNT 1

                     November 18, 1996


ACL Variable Annuity Account 1 is a separate account established and maintained by American Centurion Life Assurance Company
(American Centurion Life).

This Statement of Additional Information, dated November 18, 1996, is not a prospectus. It should be read together with the Account's prospectus, dated November 18, 1996, which may be obtained by writing or calling American Centurion Life at the address or telephone number below.



American Centurion Life Assurance Company
20 Madison Avenue Ext.
Albany, NY 12203
Phone (518) 452-4150

PAGE 33
                     TABLE OF CONTENTS

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 5

Rating Agencies...............................................p. 5

Principal Underwriter.........................................p. 6

Independent Auditors..........................................p. 6

Retirement Planning...........................................p. 6

Prospectus....................................................p. 6

Financial Statements
          - American Centurion Life Assurance Company.........p. 7

PAGE 34
PERFORMANCE INFORMATION

The following performance figures are calculated on the basis of historical performance of the funds. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.

Calculation of yield for IDS Life Moneyshare Subaccount

Simple yield for the IDS Life Moneyshare subaccount (DMS) will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

Compound Yield = [(return for seven-day period + 1) 365/7 ]-1

On Sept. 30, 1996, the account's annualized yield was 3.57% and its compound yield was 3.63%.

The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount DMS with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount DMS to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a-b + 1)6 - 1]
                            cd

where:    a = dividends and investment income earned during the
              period.
          b = expenses accrued for the period (net of reimbursements).

PAGE 35
          c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                       P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the owner surrenders the entire annuity at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

  Average Annual Total Return Period Ended: Dec. 31, 1995

Average Annual Total Return with or without Surrender
                                                                                           Since
Subaccount investing in:                          1 Year      5 Years      10 Years      Inception
IDS LIFE
  Aggressive Growth Fund (1/92)*                  30.47%        -- %          -- %         9.94%
  Capital Resource Fund (10/81)                   26.57       14.08         12.42           --
  International Equity Fund (1/92)                10.04         --            --           8.24
  Managed Fund (4/86)                             22.92       11.89           --           9.98
  Moneyshare Fund (10/81)                          4.16        2.91          4.54           --
  Special Income Fund (10/81)                     21.01       10.55          8.89           --
INVESCO VIF
  Industrial Income Portfolio (8/94)              27.96         --            --          19.60
Janus Aspen Series
  Worldwide Growth Portfolio (9/93)               26.08         --            --          19.45
  Growth Portfolio (9/93)                         28.88         --            --          13.96
TCI
  Growth (11/87)                                  29.81       13.60           --          11.56
Warburg Pincus Trust
  Post-Venture Capital Portfolio (9/95)**           --          --            --           5.61

  * inception dates of the funds are shown in parentheses.
 ** annualized.

PAGE 36
Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                          ERV - P
                             P

where:       P = a hypothetical initial payment of $1,000.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the administrative charge and mortality and expense risk fee.

Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the total value of your fixed account and the subaccounts at the annuity start date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select.
o The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in the annuity.

RATING AGENCIES

The following chart reflects the ratings given to American
Centurion Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the Privileged Assets Select Annuity. PAGE 37
This information relates only to the fixed account and reflects American Centurion Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency             Rating

A.M. Best                   A+
                        (Superior)

Duff & Phelps              AAA

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express
Service Corporation which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

The statutory basis financial statements of American Centurion Life Assurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1995 and 1994, and for the years then ended, have been audited by Ernst & Young LLP, independent auditors as stated in their report appearing herein.

RETIREMENT PLANNING

You may have to save more for retirement because social security and employee savings plans are estimated to cover only 40% of your retirement savings. The remaining 60% must come from personal investments, savings and other income.* One way to help save for retirement is by purchasing a variable annuity. Variable annuity sales have almost tripled in the last 4 years to over $52 billion dollars.**

Sources:

* Social Security Administration
**LIMRA 1994 Individual Annuity Market Report

PROSPECTUS

The prospectus dated November 18, 1996, is hereby incorporated in this Statement of Additional Information by reference.

Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company


We have audited the accompanying statutory basis balance sheets of American Centurion Life Assurance Company as of December 31, 1995 and 1994, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department. The variances between such practices and generally accepted accounting principles are described in Note 1. The effects of these variances are not reasonably determinable but we believe they are material.

In our opinion, because of the materiality of the effects of the variances between generally accepted accounting principles and the accounting practices referred to in the preceding paragraph, the financial statements referred to above are not intended to and do not present fairly, in conformity with generally accepted accounting principles, the financial position of American Centurion Life Assurance Company at December 31, 1995 and 1994, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of American Centurion Life Assurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.



Ernst & Young LLP
May 3, 1996
Minneapolis, Minnesota

PAGE 39
American Centurion Life Assurance Company a wholly owned subsidiary of IDS Life Insurance Company

The financial statements shown below are those of the insurance company and not those of any other entity. They are included in the prospectus for the purpose of informing investors as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
Balance Sheets - Statutory Basis

                                                                   Dec. 31,

                                                              1995           1994
                                                                  (thousands)
Admitted Assets
Bonds (Market: 1995, $109,181; 1994, $90,330)               $106,810        $91,404
Cash and short-term investments                                4,840          4,323

Total cash and invested assets                               111,650         95,727

Accrued investment income                                      1,500          1,230
Receivable from affiliates                                        85          1,118
Other assets                                                       -              6

Total admitted assets                                       $113,235        $98,081

Liabilities and Capital and Surplus
Liabilities:
Future policy benefits for annuities                        $ 92,315        $79,089
Future policy benefits for life insurance                        176            180
Unpaid claims                                                    225            240
Interest maintenance reserve                                     110             64
Accrued taxes, licenses and fees                                 654            159
Accrued expenses and other liabilities                         3,620          2,417
Asset valuation reserve                                          864            705

Total liabilities                                             97,964         82,854

Capital and surplus (Note 4):
Capital stock, $10 par value per share;
100,000 shares authorized, issued and outstanding              1,000          1,000
Additional paid-in capital                                     6,600          6,600
Unassigned surplus                                             7,671          7,627

Total capital and surplus                                     15,271         15,227

Total liabilities and capital and surplus                   $113,235        $98,081

See accompanying notes.

PAGE 40
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statements of Operations - Statutory Basis

                                                         Years ended Dec. 31,
                                                        1995              1994
                                                             (thousands)
Revenues:
Annuity considerations                                 $20,799          $19,055
Net investment income (Note 2)                           7,694            6,427
Amortization of interest maintenance reserve                19               23
Other                                                        -               41

Total revenues                                          28,512           25,546

Benefits and expenses:
Annuity and other contract benefits                     12,491            9,524
Increase in liabilities for future policy benefits      13,204           13,568
Commissions                                                  -              202
General insurance expenses                               1,340            1,136
Insurance taxes, licenses and fees, excluding
federal income taxes                                        62              155

Total benefits and expenses                             27,097           24,585

Net gain from operations before federal
income taxes and realized capital losses                 1,415              961

Federal income taxes (Note 3)                            1,167              110

Net gain from operations before realized
capital gain (loss)                                        248              851

Net realized capital gain (loss)(Note 2)                     -                -

Net income                                             $   248          $   851

See accompanying notes.

PAGE 41
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statements of Changes in Capital and Surplus -
Statutory Basis

                                                         Years ended Dec. 31,
                                                        1995              1994
                                                             (thousands)

Capital and surplus at beginning of year               $15,227          $14,536

Net income                                                 248              851
Change in non-admitted assets                              (44)               -
Increase in asset valuation reserve                       (160)            (160)

Capital and surplus at end of year                     $15,271          $15,227

See accompanying notes.

PAGE 42
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statements of Cash Flows - Statutory Basis

                                                         Years ended Dec. 31,
                                                        1995             1994
                                                             (thousands)

Annuity considerations                                $ 20,799         $ 19,055
Net investment income received, excluding
realized gains and losses                                7,539            6,476
Other income                                                 6               59
Contract benefits paid                                 (12,506)          (9,784)
Commissions, other expenses and taxes paid,
excluding federal incomes taxes                         (1,541)            (981)
Federal income taxes refunded (paid)                      (561)             945

Net cash provided by operations                         13,736           15,770

Proceeds from bonds sold, matured or repaid              8,863           13,926
Tax on capital gains                                       (41)              10

Cost of bonds acquired                                 (24,270)         (26,924)

Other sources (uses)                                     2,229             (985)

Net increase in cash and short-term investments            517            1,797

Cash and short-term investments at beginning of year     4,323            2,526

Cash and short-term investments at end of year        $  4,840         $  4,323

See accompanying notes.

PAGE 43
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Notes to Financial Statements - Statutory Basis ($ Thousands)

1.   Summary of significant accounting policies

  Nature of business

  American Centurion Life Assurance Company (the Company) issues direct business consisting primarily of single and installment premium annuity contracts sold to American Express cardmembers residing in New York. The Company is licensed to transact insurance business in New York, Alabama and Delaware at Dec. 31, 1995.

  The Company's principal annuity product in terms of amount in force is the installment premium fixed deferred annuity. The annuity contract guarantees a minimum interest rate during the accumulation period (the time before annuity payments begin), although the Company normally pays a higher rate reflective of current market rates. The fixed annuity provides for a surrender charge during the first seven to eight years of the contract. The Company has also adopted a practice whereby the higher current rate is guaranteed for a specified period.

  Basis of presentation

  Effective Jan. 1, 1995, all of the Company's issued and outstanding stock was dividended by AMEX Life Assurance
  Company to American Express Company and then, through a capital contribution of the net surplus of $15,227, transferred to IDS Life Insurance Company.

  The Company is now a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York Department of Insurance. Such practices vary from generally accepted accounting principles for stock life insurance companies primarily as follows:

  -Bonds are carried at cost rather than being classified as "available for sale" or "held to maturity" and carried at fair value or cost, respectively.

  -Policy acquisition costs, such as commissions and other costs related to acquiring new business, are expensed in the year incurred, whereas premiums are recognized over the premium paying period.

  -Reserves for future policy benefits on annuity policies are based on assumptions recognized by the New York Department of Insurance rather than the Company's expected mortality, interest and withdrawals.
PAGE 44
1.   Summary of significant accounting policies (continued)

  -The asset valuation reserve is reported as a liability rather than as surplus. Changes in this reserve are reported directly in unassigned surplus.

  -Deferred income taxes are not provided for the effects of temporary differences in reporting income for financial and income tax purposes.

  -Net realized gains or losses resulting from changes in market interest rates are deferred and amortized to investment income in future periods.

  -Net unrealized gain or loss in the carrying value of bonds is reflected directly in unassigned surplus.

  The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Investments

  Investment values have been determined in accordance with methods adopted by the National Association of Insurance Commissioners (NAIC). Bonds not backed by other loans are carried at amortized cost with premiums or discounts amortized using the scientific amoritzation method. Pass-through loan-backed bonds and structured securities are carried at amortized cost using the scientific amoritzation method and include anticipated prepayments at the date of purchase. Significant changes in estimated cash flows and changes in coupon interest cash flows from original purchase assumptions are accounted for using the prospective method for structured securites purchased at a significant premium over par value, adjusted rate pass-through loan-backed bonds and adjustable rate structured securities. The retrospective method is used for all other pass-through loan-backed bonds and structured securities. When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to a new cost basis by a charge to income.

  Realized investment gain or loss is determined on an identified cost basis.

  Statements of cash flows

  The Company considers investments with a maturity at the date of their acquisition of three months or less to be short-term investments. These investments are carried principally at amortized cost which approximates market value. Short-term
PAGE 45
1.   Summary of significant accounting policies (continued)

  investments at Dec. 31, 1995 and 1994 amounted to $2,388 and $4,391, respectively, and have been included in the caption cash and short-term investments.

  Premium revenue

  Annuity considerations and deposit-type funds are recognized as revenue when received.

  Liabilities for future policy benefits

  Liabilities for single and installment premium deferred annuities are greater than or equal to reserves based on the Commissioners Annuity Reserve Valuation Method at interest rates ranging from 5.25 percent to 6.75 percent. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with an interest rate of 6.25%.

  Federal income taxes

  The Company is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used in the consolidated tax return. It is the policy of American Express Financial Corporation and its subsidiaries that American Express Financial Corporation will reimburse a subsidiary for any tax benefit.

  At Dec. 31, 1995 and 1994, included in accrued taxes, licenses and fees is $624 and $24, respectively, ultimately payable to American Express Company for federal income taxes.

2.   Investments

  Market values of investments have been determined as prescribed by the NAIC.

  Changes in net unrealized appreciation (depreciation) of bonds for the years ended Dec. 31, 1995 and 1994 were $3,445 and ($2,987), respectively.

  Net realized capital gains (losses) for the years ended Dec.
  31 are summarized as follows:

                                     1995      1994

  Gains (losses) on bonds            $101      $(30)
  Income tax benefit (expense)        (36)       10
                                       65       (20)
  Net (gains) losses transferred to
  interest maintenance reserve        (65)       20
                                     $  -      $  -
PAGE 46
2.   Investments (continued)

  The Company uses the group method of amortization for interest related gains and losses arising from the sale of fixed income investments in bonds, notes and debentures, loan-backed bonds and structured securities.

  The amortized cost and market value of investments in bonds carried at amortized cost at Dec. 31, are as follows:

                                                    Gross       Gross
                                     Amortized   Unrealized   Unrealized     Market
                                        Cost        Gains       Losses       Value
  1995
  U.S. Government                   $  6,759      $    -       $    -     $  6,759
  Political subdivisions                 997         148            -        1,145
  Special revenue                     34,485           -            -       34,485
  Public utilities                     8,224         268           33        8,459
  Industrial and miscellaneous        56,345       1,994            6       58,333
                                    $106,810      $2,410       $   39     $109,181

                                                    Gross       Gross
                                     Amortized   Unrealized   Unrealized     Market
                                        Cost        Gains       Losses       Value
  1994
  U.S. Government                   $  3,702      $    -       $  126     $  3,576
  Political subdivisions                 997          33            -        1,030
  Special revenue                     38,214           -            -       38,214
  Public utilities                     6,285           -          525        5,760
  Industrial and miscellaneous        42,206         251          707       41,750
                                    $ 91,404      $  284       $1,358     $ 90,330

  The amortized cost and estimated market value of investments in bonds at Dec. 31, 1995 by expected maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Estimated
                                           Amortized      Market
                                             Cost         Value

  Due in one year or less                 $  9,338      $  9,545
  Due from one to five years                48,693        49,774
  Due from five to ten years                38,065        38,910
  Due from ten to twenty years               7,549         7,717
  Due in more than twenty years              3,165         3,235
                                          $106,810      $109,181

  Proceeds from sales of investments in bonds during 1995 and 1994 were $8,863 and $13,926, respectively. During 1995 and 1994, gross gains of $105 and $32, respectively, and gross losses of $4 and $62, respectively, were realized on those sales.

  At Dec. 31, 1995, bonds carried at $1,134 were on deposit with the State of New York as required by law.

PAGE 47
2.   Investments (continued)

  Net investment income for the years ended Dec. 31 is summarized as follows:

                                       1995       1994

  Bonds                               $7,561     $6,334
  Short-term investments                 157        141
  Other                                   21          -
                                       7,739      6,475
  Less investments expenses               46         48
                                      $7,693     $6,427

  At Dec. 31, 1995, investments in bonds comprised 96 percent of the Company's total cash and invested assets. Securities are rated by the Securities Valuation Office of the NAIC except for approximately $4,002 which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and Standard & Poor's. As of Dec. 31, 1995, approximately 96 percent of the bond portfolio was invested in investment-grade securities.

3.   Federal income taxes

  The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

  Statutory income before income taxes differs from taxable income principally due to the capitalization of certain policy acquisition expenses and differences between policy and contract liabilities for tax return and statutory financial statement purposes.

4.   Capital and surplus

  Capital and surplus available for distribution as dividends to parent are limited to the Company's capital and surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. All dividends must be approved by the Department of Insurance of the State of New York.

  The Company is required to maintain minimum capital of $1,000 and minimum surplus of $500.

5.   Related party transactions

  Charges by affiliates for use of joint facilities and other services aggregated $105 and $428 for 1995 and 1994, respectively.

PAGE 48
6.   Reinsurance

  The Company has one indemnity reinsurance agreement involving life insurance which is 100% coinsured. Amounts ceded under this contract were as follows at Dec. 31:

                                     1995            1994
  Policy reserves                  $  2,818        $  3,564
  Insurance in force                265,564         297,689

  Premiums on reinsurance ceded amounted to $1,397 and $1,374 for the years ended Dec. 31, 1995 and 1994, respectively.

  The Company remains contingently liable for all reinsurance ceded to other companies. This contingent liability would become an actual liability in the event that an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

7.   Annuity reserves

  At Dec. 31, 1995, the Company's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                  Amount    Percent
  Subject to discretionary withdrawal:
  With market value adjustment                    $     1      0.0%
  At book value less surrender charge               6,703      7.3
  At book value with minimal or no charge
  or adjustment                                    85,527     92.6
  Not subject to discretionary withdrawal              85      0.1

  Total annuity reserves -- before reinsurance     92,316    100.0%

  Less reinsurance                                      1

  Net annuity reserves                            $92,315

8.   Employee benefit plans

  The Company participates in the American Express Retirement Plan. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $nil in 1995 and 1994.

  The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements.
  Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions.
PAGE 49
8.   Employee benefit plans (continued)

  The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to it subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis. At Dec. 31, 1995 and 1994, the total accumulated post retirement benefit obligation has been recorded as a liability to American Express Financial Corporation.

9.   Fair values of financial instruments

  The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practical to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               1995                   1994
                                       Carrying     Fair      Carrying    Fair
  Financial Assets                       Value      Value       Value     Value
  Bonds                                $106,810   $111,172    $91,404   $87,187
  Cash and short-term investments         4,840      4,840      4,323     4,323

  Financial Liabilities
  Future policy benefits for fixed
  annuities                              92,230     91,975     79,089    78,870

  At Dec. 31, 1995 and 1994, the carrying value and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $85 and $nil, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1995 and 1994. The fair value of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1995 and 1994.

PAGE 50
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Balance Sheet - Statutory Basis
(Unaudited)

                                                        Sept. 30,
                                                          1996
                                                        (thousands)
Admitted Assets

Bonds (Market: Sept. 30, 1996, $138,560)                $130,704
Cash and short-term investments                            7,526

Total cash and invested assets                           138,230

Accrued investment income                                  2,048
Receivable from affiliates                                     9
Other assets                                                  --

Total admitted assets                                   $140,287

Liabilities and Capital and Surplus
Liabilities:
Future policy benefits for annuities                    $120,713
Future policy benefits for life insurance                    176
Unpaid claims                                                225
Interest maintenance reserve                                  59
Accrued taxes, licenses and fees                              84
Accrued expenses and other liabilities                     3,458
Asset valuation reserve                                    1,191

Total liabilities                                        125,906

Capital and surplus:
Capital stock, $10 par value per share;
100,000 authorized, issued and outstanding                 1,000
Additional paid-in capital                                 6,600
Unassigned surplus                                         6,780

Total capital and surplus                                 14,380

Total liabilities and capital and surplus               $140,287

See accompanying notes.

PAGE 51
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statement of Operations - Statutory Basis
(Unaudited)

                                                    Nine month
                                                    period ended
                                                   Sept. 30, 1996
                                                    (thousands)
Revenues:
Annuity considerations                              $35,634
Net investment income                                 6,642
Amortization of interest maintenance reserve              6
Other                                                    --

Total revenues                                       42,282

Benefits and expenses:
Annuity and other contract benefits                  11,229
Increase in liabilities for future policy benefits   28,398
Commissions                                           1,097
General insurance expenses                            2,537
Insurance taxes, licenses and fees, excluding
federal income taxes                                    202

Total benefits and expenses                          43,463

Net loss from operations before federal income
taxes and net realized capital gain (loss)           (1,181)

Federal income taxes                                   (622)

Net loss from operations before realized
capital gain (loss)                                    (559)

Net realized capital gain (loss)                         --

Net loss                                            $  (559)

See accompanying notes.

PAGE 52
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statement of Changes in Capital and Surplus - Statutory Basis
(Unaudited)

                                                     Nine month
                                                     period ended
                                                    Sept. 30, 1996
                                                     (thousands)

Capital and surplus at beginning of period            $15,271

Net loss                                                 (559)
Change in non-admitted assets                              (5)
Increase in asset valuation reserve                      (327)

Capital and surplus at end of period                  $14,380

See accompanying notes.

PAGE 53
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Statement of Cash Flows - Statutory Basis
(Unaudited)

                                                     Nine month
                                                     period ended
                                                    Sept. 30, 1996
                                                     (thousands)

Annuity considerations                               $35,634
Net investment income received, excluding
realized gains and losses                              6,147
Other income                                              --
Contract benefits paid                               (11,229)
Commissions, other expenses and taxes paid,
excluding federal incomes taxes                       (3,692)
Federal income taxes paid                               (271)

Net cash provided by operations                       26,589

Proceeds from bonds sold, matured or repaid            7,473
Tax on capital gains                                       5

Cost of bonds acquired                               (31,488)

Other sources                                            107

Net increase in cash and short-term investments        2,686

Cash and short-term investments at beginning
of period                                              4,840

Cash and short-term investments at end of period     $ 7,526

See accompanying notes.

PAGE 54
AMERICAN CENTURION LIFE ASSURANCE COMPANY
Notes to Financial Statements - Statutory Basis
Sept. 30, 1996 ($ Thousands) (Unaudited)

1.   General

In the opinion of the management of American Centurion Life
Assurance Company (the Company), the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly its balance sheet as of Sept. 30, 1996, and the related statements of operations, changes in capital and surplus, cash flows for the nine month period ended Sept. 30, 1996.

The Company is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York Department of Insurance.

2.   Nature of business

The Company is a stock life insurance company licensed to transact insurance business in New York, Alabama and Delaware.

3.   Statement of cash flows

The Company considers investments with a maturity at the date of their acquistion of three months or less to be cash equivalents.
These securities are carried principally at amortized cost which approximates market value.

PAGE 55
PART C.

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration
     Statement:

     American Centurion Life Insurance Company:

     Balance Sheets as of Dec. 31, 1995 and 1994.
     Statements of Operations for the years ended Dec. 31, 1995
     1994.
     Statements of Changes in Capital and Surplus for the years ended Dec. 31, 1995 and 1994.
     Statements of Cash Flows for the years ended Dec. 31, 1995 and 1994.
     Notes to Financial Statements.
     Report of Independent Auditors dated May 3, 1996.

     Balance Sheet (unaudited) as of Sept. 30, 1996.
     Statement of Operations (unaudited) as of Sept. 30, 1996.
     Statement of Changes in Capital and Surplus (unaudited) as of Sept. 30, 1996.
     Statement of Cash Flows (unaudited) as of Sept. 30, 1996.
     Notes to Financial Statements (unaudited).

(b)  Exhibits:

1. Certificate, establishing the ACL Variable Annuity Account 1 dated December 1, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated herein by reference.

2.   Not applicable.

3. Form of Variable Annuity Distribution Agreement, to be filed by amendment.

4.1 Form of Group Deferred Annuity Certificate for nonqualified contract (form 38502-NY 10/95), filed electronically as
     Exhibit 4.1 to Registrant's Initial Registration Statement
     No. 333-00041 is incorporated herein by reference.

4.2 Form of Group Deferred Annuity Certificate for qualified contract (form 38503-IRA-NY 10/95), filed electronically as
     Exhibit 4.2 to Registrant's Initial Registration Statement
     No. 333-00041 is incorporated by reference.

4.3 Form of Group Deferred Annuity Contract (form 38501 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial
     Registration Statement No. 333-00041 is incorporated by reference.

5.1  Form of Group Deferred Variable Annuity Application (form
     32041 10/95), filed electronically as Exhibit 5.1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

PAGE 56
5.2  Form of Variable Annuity Participant Enrollment Form (form
     32027C 10/95), filed electronically as Exhibit 5.2 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

6.1  Amended and Restated Articles of Incorporation of American
     Centurion Life, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

6.2 Amended By-Laws of American Centurion Life, filed electronically as Exhibit 6.2 to Registrant's Initial
     Registration Statement No. 333-00041 is incorporated by reference.

6.3 Emergency By-Laws of American Centurion Life, filed electronically as Exhibit 6.3 to Registrant's Initial
     Registration Statement No. 333-00041 is incorporated by reference.

7.   Not applicable.

8.1 Form of Participation Agreement, by and among American Centurion Life and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.2 to Registrant's Pre-Effective Amendment No. 1, Registration Statement No. 333-00041 is incorporated by reference.

8.2 Form of Participation Agreement, by and among American Centurion Life, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.3 to Registrant's Pre-Effective Amendment No. 1, Registration Statement No. 333-00041 is incorporated by reference.

8.3 Form of Participation Agreement, between Janus Aspen Series and American Centurion Life, filed electronically as Exhibit
     8.4 to Registrant's Pre-Effective Amendment No. 1,
     Registration Statement No. 333-00041 is incorporated by reference.

8.4  Form of Participation Agreement among INVESCO Variable
     Investment Funds, Inc., INVESCO Funds Group, Inc. and
     American Centurion Life, filed electronically as Exhibit 8.5 to Registrant's Pre-Effective Amendment No. 1, Registration
     Statement No. 333-00041 is incorporated by reference.

9.   Opinion of counsel, filed electronically herewith.

10. Consent of Independent Auditors, filed electronically herewith.

11.  Not applicable.

12.  Not applicable.

PAGE 57
13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

14.1 Financial Data Schedule, filed electronically herewith.

14.2 Power of Attorney to sign this Registration Statement dated
     Dec. 22, 1995, filed electronically as Exhibit 14.2 to
     Registrant's Initial Registration Statement No. 333-00041 is incorporated by reference.

PAGE 58
Item 25.  Directors and Officers of the Depositor (American
          Centurion Life Assurance Company)

                                                 Positions and
Name                  Principal Business Address Offices with Depositor
Doris A. Anfinson     IDS Tower 10               Vice President
                      Minneapolis, MN  55440

Norma J. Arnold       IDS Tower 10               Director
                      Minneapolis, MN  55440

Robert C. Auriema     IDS Tower 10               Director
                      Minneapolis, MN  55440

Clarence E. Galston   IDS Tower 10               Director
                      Minneapolis, MN  55440

Morris Goodwin, Jr.   IDS Tower 10               Vice President and Treasurer
                      Minneapolis, MN  55440

Jay C. Hatlestad      IDS Tower 10               Vice President and Controller
                      Minneapolis, MN  55440

Robert A. Hatton      IDS Tower 10               Director
                      Minneapolis, MN  55440

William J. Heron, Jr. IDS Tower 10               Director
                      Minneapolis, MN  55440

Michael J. Hogan      IDS Tower 10               Vice President - Variable
                      Minneapolis, MN  55440     Product Development

Richard W. Kling         IDS Tower 10                   Director
                         Minneapolis, MN  55440

David M. Kuplic       IDS Tower 10               Vice President - Investments
                      Minneapolis, MN  55440

Ryan R. Larson        IDS Tower 10               Director and Vice President -
                      Minneapolis, MN  55440     Product Development

Herbert W. Marache Jr.IDS Tower 10               Director
                      Minneapolis, MN  55440

Kenneth W. Nelson     IDS Tower 10               Director
                      Minneapolis, MN  55440

Doretta Rinaldi       IDS Tower 10               Vice President - Marketing
                      Minneapolis, MN  55440

Stuart A. Sedlacek    IDS Tower 10               Director, Chairman and President
                      Minneapolis, MN  55440

PAGE 59
Item 25.              Directors and Officers of the Depositor (continued)

                                                 Positions and
Name                  Principal Business Address Offices with Depositor

Anne L. Segal         IDS Tower 10               Director
                      Minneapolis, MN  55440

Daniel J. Segner      IDS Tower 10               Vice President - Investments
                      Minneapolis, MN  55440

Guerdon D. Smith      IDS Tower 10               Director
                      Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the
         Depositor or Registrant

         American Centurion Life Assurance Company is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

         The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

     American Express Travel Related
     Services Company, Inc.                         New York

II.  International Banking Services

     American Express Bank Ltd.                     Connecticut

III. Companies engaged in Investors
     Diversified Financial Services

     American Centurion Life Assurance Company      New York
     American Enterprise Investment Services Inc.   Minnesota
     American Enterprise Life Insurance Company     Indiana
     American Express Financial Advisors Inc.       Delaware
     American Express Financial Corporation         Delaware
     American Express Insurance Agency of
     Nevada Inc.                                    Nevada
     American Express Minnesota Foundation          Minnesota
     American Express Service Corporation           Delaware
     American Express Tax and Business Services     Minnesota
     American Express Trust Company                 Minnesota
     American Partners Life Insurance Company       Arizona
     IDS Advisory Group Inc.                        Minnesota
     IDS Aircraft Services Corporation              Minnesota

PAGE 60
     IDS Cable Corporation                          Minnesota
     IDS Cable II Corporation                       Minnesota
     IDS Capital Holdings Inc.                      Minnesota
     IDS Certificate Company                        Delaware
     IDS Deposit Corp.                              Utah
     IDS Fund Management Limited                    U.K.
     IDS Futures Corporation                        Minnesota
     IDS Futures III Corporation                    Minnesota
     IDS Insurance Agency of Alabama Inc.           Alabama
     IDS Insurance Agency of Arkansas Inc.          Arkansas
     IDS Insurance Agency of Massachusetts Inc.     Massachusetts
     IDS Insurance Agency of Mississippi Inc.       Mississippi
     IDS Insurance Agency of New Mexico Inc.        New Mexico
     IDS Insurance Agency of North Carolina Inc.    North Carolina
     IDS Insurance Agency of Ohio Inc.              Ohio
     IDS Insurance Agency of Texas Inc.             Texas
     IDS Insurance Agency of Utah Inc.              Utah
     IDS Insurance Agency of Wyoming Inc.           Wyoming
     IDS International, Inc.                        Delaware
     IDS Life Insurance Company                     Minnesota
     IDS Life Insurance Company of New York         New York
     IDS Management Corporation                     Minnesota
     IDS Partnership Services Corporation           Minnesota
     IDS Plan Services of California, Inc.          Minnesota
     IDS Property Casualty Insurance Company        Wisconsin
     IDS Real Estate Services, Inc.                 Delaware
     IDS Realty Corporation                         Minnesota
     IDS Sales Support Inc.                         Minnesota
     IDS Securities Corporation                     Delaware
     Investors Syndicate Development Corp.          Nevada

Item 27. Number of Contractowners

         Not applicable.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities

PAGE 61
         being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

     Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategtist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal               Position and Offices
Business Address                 with Underwriter
Norma J. Arnold                  Vice President-
American Express Company         FSD Marketing
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Robert E. Bruers                 Vice President and
IDS Tower 10                     Chief Financial
Minneapolis, MN  55440           Officer

Colleen Curran                   Vice President and
IDS Tower 10                     Chief Legal Counsel
Minneapolis, MN  55440

Robert Erdman                    Assistant Treasurer
IDS Tower 10
Minneapolis, MN  55440

George L. Farr                   Director
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Janet M. Foster                  Assistant Secretary
IDS Tower 10
Minneapolis, MN  55440

William J. Heron Jr.             President
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001
PAGE 62
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

Name and Principal               Position and Offices
Business Address                 with Underwriter
Kevin P. Howe                    Vice President and
IDS Tower 10                     Chief Compliance
Minneapolis, MN 55440            Officer

David R. Hubers                  Executive Vice
IDS Tower 10                     President
Minneapolis, MN 55440

Richard W. Kling                 Vice President
IDS Tower 10
Minneapolis, MN 55440

Donald J. Ledger                 Assistant Secretary
IDS Tower 10
Minneapolis, MN 55440

Vicki M. Lubben                  Assistant Vice
IDS Tower 10                     President
Minneapolis, MN 55440

Margaret M. McGrath              Assistant Treasurer
IDS Tower 10
Minneapolis, MN 55440

Timothy S. Meehan                Secretary
IDS Tower 10
Minneapolis, MN 55440

James A. Mitchell                Senior Vice President
IDS Tower 10
Minneapoli, MN 55440

Steven J. Ritter                 Assistant Treasurer
IDS Tower 10
Minneapolis, MN 55440

Karen L. Stone                   Vice President
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Gregg A. Syverson                Assistant Treasurer
IDS Tower 10
Minneapolis, MN 55440

Leslie R. Tvedt                  Assistant Treasurer
IDS Tower 10
Minneapolis, MN 55440

PAGE 63
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

Name and Principal               Position and Offices
Business Address                 with Underwriter
Michael L. Weiner                Assistant Treasurer
IDS Tower 10
Minneapolis, Mn 55440

Item 30.  Location of Accounts and Records

          American Centurion Life Assurance Company
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

     (a)(b)(c)  These undertakings were filed with Registrant's
                Initial Registration Statement, File No. 333-
                00041.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

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PAGE 64
                        SIGNATURES

As required by the Securities Act of 1933 and the Investment
Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant has duly caused this Registration
Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 18th day of November, 1996.


                      ACL VARIABLE ANNUITY ACCOUNT 1
                               (Registrant)

                      By American Centurion Life Assurance Company
                                          (Sponsor)

                      By /s/ Stuart A. Sedlacek*
                             Stuart A. Sedlacek
                             Chairman and President


As required by the Securities Act of 1933, this Registration
Statement has been signed by the following persons in the capacities indicated on the 18th day of November, 1996.

Signature                               Title

/s/ Stuart A. Sedlacek*                 Director, Chairman and
    Stuart A. Sedlacek                  President

/s/ Jay C. Hatlestad*                   Vice President and
    Jay C. Hatlestad                    Controller

_____________________________           Director
    Norma J. Arnold

/s/ Robert C. Auriema*                  Director
    Robert C. Auriema

/s/ Clarence E. Galston*                Director
    Clarence E. Galston

/s/ Robert A. Hatton*                   Director
    Robert A. Hatton

/s/ William J. Heron Jr.*               Director
    William J. Heron Jr.

/s/ Richard W. Kling*                   Director
    Richard W. Kling

/s/ Ryan R. Larson*                     Director
    Ryan R. Larson

/s/ Herbert W. Marache Jr.*             Director
    Herbert W. Marache Jr.

PAGE 65
Signature                               Title

/s/ Kenneth W. Nelson*                  Director
    Kenneth W. Nelson

/s/ Anne L. Segal*                      Director
    Anne L. Segal

/s/ Guerdon D. Smith*                   Director
    Guerdon D. Smith


*Signed pursuant to Power of Attorney dated Dec. 22, 1995, filed electronically as Exhibit 14.2 to Registrant's Initial Registration Statement No. 333-00041 is incorporated herein by reference.



______________________________
Mary Ellyn Minenko

PAGE 66
CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.